Statements of Operations (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
STATEMENTS OF OPERATIONS [Abstract]
REVENUES
EXPENSES
General and Administrative	108	1,272		4,092	1,471	2,947	3,055	7,147
Professional Fees	3,000	750	575	5,000	1,321	1,921	4,921	9,921
Total expenses	3,108	2,022	575	9,092	2,792	4,868	7,976	17,068
Loss Before Income Taxes	(3,108)	(2,022)	(575)	(9,092)	(2,792)	(4,868)	(7,976)	(17,068)
Provision for Income Taxes
Net Loss	$ (3,108)	$ (2,022)	$ (575)	$ (9,092)	$ (2,792)	$ (4,868)	$ (7,976)	$ (17,068)
EARNINGS PER SHARE DATA:
Basic and diluted loss per common share		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average common shares outstanding	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000